UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:
(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable.

Franklin Emerging Market Core Equity (IU) Fund
Class A
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin Emerging Market Core Equity (IU) Fund returned 10.67%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 6.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Stock selection within:
↑	The financials sector and overweight positions in banking companies, including Shinhan Financials Group, Hana Financial Group and KB Financials Group
↑	The industrials sector and underweight positions in electrical equipment companies, including Ecopro, LG Energy Solutions and POSCO Future M
↑	The materials sector including an underweight position in chemicals company LG Chem

Top detractors from performance:
Stock selection within:
↓	The consumer discretionary sector, notably overweight positions in automobile companies Li Auto and Yadea Group
↓	The health care sector and overweight positions in pharmaceuticals companies, including CSPC Pharmaceutical Group
↓	The information technology sector, notably underweight positions in semiconductor companies MediaTek and SK Hynix
Franklin Emerging Market Core Equity (IU) Fund	PAGE 1	0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 9/30/2019 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (9/30/2019)
Class A	10.67	4.39
MSCI All Country World ex-US Index-NR	9.75	6.64
MSCI Emerging Markets Index	6.68	4.59
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$139,280,741
Total Number of Portfolio Holdings*	221
Total Management Fee Paid	$0
Portfolio Turnover Rate	69.43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Emerging Market Core Equity (IU) Fund	PAGE 2	0924

HOW HAS THE FUND CHANGED?
Todd Brighton was removed as a portfolio manager of the Fund effective December 1, 2023, and Christopher W. Floyd was added as a portfolio manager of the Fund effective June 3, 2024.
This is a summary of certain changes to the Fund since August 1, 2023.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Equity (IU) Fund	PAGE 3	0924

Franklin International Core Equity (IU) Fund
Class A
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin International Core Equity (IU) Fund returned 14.79%. The Fund compares its performance to the MSCI EAFE Index, which returned 11.76% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Stock selection and overweight positions in:
↑	Banking stocks, including UniCredit, Sumitomo Mitsui Financial Group and Banco Bilbao Vizcaya Argentaria within the financials sector
↑	Electrical, machinery and industrial stocks, including Hitachi, Wartsila Oyj and Atlas Copco within the industrials sector
↑	Pharmaceuticals stocks Novo Nordisk and Otsuka Holdings within the health care sector

Top detractors from performance:
Stock selection in:
↓	Information technology, notably overweight positions in semiconductor stocks STMicroelectronics and SCREEN Holdings
↓	Materials, notably overweight positions in metals & mining stocks, including Pilbara Minerals, ArcelorMittal and Fortescue
↓	Underweight allocation to stocks within the financials sector
Franklin International Core Equity (IU) Fund	PAGE 1	0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 8/19/2019 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (8/19/2019)
Class A	14.79	9.22
MSCI All Country World ex-US Index-NR	9.75	7.21
MSCI EAFE Index	11.76	8.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$941,318,260
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$0
Portfolio Turnover Rate	59.10%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Core Equity (IU) Fund	PAGE 2	0924

HOW HAS THE FUND CHANGED?
Todd Brighton was removed as a portfolio manager of the Fund effective December 1, 2023, and Christopher W. Floyd was added as a portfolio manager of the Fund effective June 3, 2024.
This is a summary of certain changes to the Fund since August 1, 2023.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin International Core Equity (IU) Fund	PAGE 3	0924

Franklin U.S. Core Equity (IU) Fund
Class A
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin U.S. Core Equity (IU) Fund returned 26.88%. The Fund compares its performance to the S&P 500 Index, which returned 22.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Stock selection within:
↑	Information technology sector, notably semiconductor companies NVIDA, Applied Materials and KLA
↑
Consumer discretionary sector, notably an underweight allocation to select companies within the hospitality sector, including McDonald’s and Starbucks as well as an underweight position in Nike, a sporting goods retailer

↑	Health care sector, notably underweight positions in certain pharmaceutical companies, including Johnson & Johnson, Pfizer and Bristol-Myers Squibb

Top detractors from performance:
Stock selection within:
↓	Financials sector, notably underweight positions in banking companies, including Citigroup, Goldman Sachs and Wells Fargo
↓	Materials sector, notably overweight positions in chemicals companies, including CF Industries
↓	An overweight allocation to cash
Franklin U.S. Core Equity (IU) Fund	PAGE 1	0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 8/19/2019 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (8/19/2019)
Class A	26.88	15.78
Russell 3000 Index	21.07	14.87
S&P 500 Index	22.15	15.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$2,022,210,724
Total Number of Portfolio Holdings*	182
Total Management Fee Paid	$0
Portfolio Turnover Rate	76.33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Core Equity (IU) Fund	PAGE 2	0924

HOW HAS THE FUND CHANGED?
Todd Brighton was removed as a portfolio manager of the Fund effective December 1, 2023, and Christopher W. Floyd was added as a portfolio manager of the Fund effective June 3, 2024.
This is a summary of certain changes to the Fund since August 1, 2023.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Equity (IU) Fund	PAGE 3	0924

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $122,429 for the fiscal year ended July 31, 2024, and $113,572 for the fiscal year ended July 31, 2023.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended July 31, 2024, and $70,000 for the fiscal year ended July 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2024, and $1,399 for the fiscal year ended July 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended July 31, 2024 and $94,715 for the fiscal year ended July 31, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees relating to security counts and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;

(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $303,638 for the fiscal year ended July 31, 2024, and $166,114 for the fiscal year ended July 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Annual | July 31, 2024
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 27
Notes to Financial Statements 31
Report of Independent Registered Public Accounting Firm 43
Tax Information 44
Changes In and Disagreements with Accountants 45
Results of Meeting(s) of Shareholders 45
Remuneration Paid to Directors, Officers and Others 45
Board Approval of Management and Subadvisory Agreements 45

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.77 $9.23 $11.83 $10.57 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.36 0.35 0.28 0.33
Net realized and unrealized gains (losses) ........... 0.68 0.55 (2.58) 1.34 0.45
Total from investment operations .................... 0.99 0.91 (2.23) 1.62 0.78
Less distributions from:
Net investment income .......................... (0.39) (0.37) (0.37) (0.36) (0.21)
Net realized gains ............................. — — — — (—)
d
Total distributions ............................... (0.39) (0.37) (0.37) (0.36) (0.21)
Net asset value, end of year ....................... $10.37 $9.77 $9.23 $11.83 $10.57
Total return
e
................................... 10.67% 10.24% (19.15)% 15.57% 7.96%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.17% 0.15% 0.17% 0.14% 0.17%
Expenses net of waiver and payments by affiliates ....... —% —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... —% —% —%
g
—%
g
—%
Net investment income ........................... 3.25% 3.92% 3.27% 2.41% 3.44%
Supplemental data
Net assets, end of year (000’s) ..................... $139,281 $126,226 $109,129 $116,643 $138,590
Portfolio turnover rate ............................ 69.43% 108.11% 125.41% 108.13% 102.39%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2024
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 0.5%
Hanwha Aerospace Co. Ltd. ........................... South Korea 3,283 $ 692,373
Air Freight & Logistics 0.2%
a,b,c
JD Logistics, Inc. , 144A , Reg S ......................... China 243,300 250,239
Automobile Components 0.7%
Fuyao Glass Industry Group Co. Ltd. , A ................... China 23,800 148,376
Hankook Tire & Technology Co. Ltd. ..................... South Korea 10,387 340,926
Hyundai Mobis Co. Ltd. ............................... South Korea 2,716 441,665
930,967
Automobiles 3.5%
BYD Co. Ltd. , A ..................................... China 16,300 557,849
BYD Co. Ltd. , H .................................... China 39,000 1,154,594
Geely Automobile Holdings Ltd. ......................... China 1,098,000 1,115,638
a,c
Li Auto, Inc. , A ...................................... China 104,500 1,022,248
a
Seres Group Co. Ltd. , A .............................. China 17,000 187,900
Tata Motors Ltd. , A .................................. India 51,468 489,181
b
Yadea Group Holdings Ltd. , 144A , Reg S ................. China 242,000 326,144
4,853,554
Banks 14.4%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 152,534 509,146
Akbank TAS ....................................... Turkiye 472,656 883,285
Arab National Bank .................................. Saudi Arabia 32,530 186,063
Axis Bank Ltd. ...................................... India 32,622 455,735
Banco de Chile ..................................... Chile 4,304,046 512,606
b
Banco del Bajio SA , 144A , Reg S ....................... Mexico 130,474 388,834
Bancolombia SA .................................... Colombia 19,273 173,747
Bank Central Asia Tbk. PT ............................ Indonesia 1,696,500 1,072,050
Bank of Beijing Co. Ltd. , A ............................. China 230,795 170,371
Bank of Shanghai Co. Ltd. , A ........................... China 161,100 162,649
Bank Polska Kasa Opieki SA ........................... Poland 23,016 932,463
BDO Unibank, Inc. .................................. Philippines 58,152 136,886
China Construction Bank Corp. , H ....................... China 1,696,000 1,184,301
China Merchants Bank Co. Ltd. , H ....................... China 212,000 878,709
Commercial International Bank - Egypt (CIB) ............... Egypt 71,691 122,964
Emirates NBD Bank PJSC ............................ United Arab
Emirates 48,552 252,479
Haci Omer Sabanci Holding A/S ........................ Turkiye 107,452 322,290
Hana Financial Group, Inc. ............................ South Korea 32,681 1,556,264
ICICI Bank Ltd. ..................................... India 53,591 781,217
KB Financial Group, Inc. .............................. South Korea 16,246 1,055,600
Komercni Banka A/S ................................. Czech Republic 14,116 487,704
Metropolitan Bank & Trust Co. .......................... Philippines 153,170 180,362
b
Moneta Money Bank A/S , 144A , Reg S ................... Czech Republic 33,303 152,570
Nedbank Group Ltd. ................................. South Africa 49,530 758,593
OTP Bank Nyrt. ..................................... Hungary 33,112 1,697,292
Ping An Bank Co. Ltd. , A .............................. China 97,200 138,396
Santander Bank Polska SA ............................ Poland 4,945 651,685
SCB X PCL ........................................ Thailand 139,500 404,327
Shinhan Financial Group Co. Ltd. ....................... South Korea 44,529 1,968,421
TMBThanachart Bank PCL ............................ Thailand 5,006,700 238,190
Woori Financial Group, Inc. ............................ South Korea 98,169 1,135,713
Yapi ve Kredi Bankasi A/S ............................. Turkiye 518,550 472,784
20,023,696

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages 1.8%
Arca Continental SAB de CV ........................... Mexico 82,400 $ 810,915
b
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 206,000 800,245
United Spirits Ltd. ................................... India 40,324 682,139
Varun Beverages Ltd. ................................ India 13,712 258,716
2,552,015
Biotechnology 0.3%
a,b
Akeso, Inc. , 144A , Reg S ............................. China 82,000 444,089
Broadline Retail 3.5%
c
Alibaba Group Holding Ltd. ............................ China 218,800 2,153,055
a,c
PDD Holdings, Inc. , ADR .............................. China 9,900 1,276,011
c
Vipshop Holdings Ltd. , ADR ........................... China 65,467 892,970
Woolworths Holdings Ltd. ............................. South Africa 163,689 541,103
4,863,139
Capital Markets 0.8%
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 14,709 723,876
Korea Investment Holdings Co. Ltd. ..................... South Korea 8,068 435,676
1,159,552
Chemicals 2.9%
Asian Paints Ltd. .................................... India 27,546 1,016,727
Kumho Petrochemical Co. Ltd. ......................... South Korea 1,586 161,692
a,b,d,e
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
PI Industries Ltd. .................................... India 12,146 643,726
Pidilite Industries Ltd. ................................ India 5,586 212,728
Sahara International Petrochemical Co. ................... Saudi Arabia 60,016 456,700
Saudi Aramco Base Oil Co. ............................ Saudi Arabia 3,243 112,455
Solar Industries India Ltd. ............................. India 5,080 656,884
Supreme Industries Ltd. .............................. India 11,846 759,199
4,020,111
Communications Equipment 0.1%
ZTE Corp. , A ....................................... China 46,900 178,772
Construction & Engineering 0.1%
Larsen & Toubro Ltd. ................................. India 3,902 178,205
Construction Materials 0.3%
Cemex SAB de CV .................................. Mexico 161,800 104,567
Shree Cement Ltd. .................................. India 972 322,537
427,104
Consumer Finance 0.4%
Krungthai Card PCL ................................. Thailand 100,600 110,535
Muthoot Finance Ltd. ................................ India 21,232 466,835
577,370
Consumer Staples Distribution & Retail 1.3%
Bid Corp. Ltd. ...................................... South Africa 18,381 457,539
Nahdi Medical Co. ................................... Saudi Arabia 6,305 223,238
President Chain Store Corp. ........................... Taiwan 18,000 153,135
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 2,816,200 491,882
Wal-Mart de Mexico SAB de CV ........................ Mexico 132,400 440,342
1,766,136
Diversified Consumer Services 0.2%
a,c
TAL Education Group , ADR ............................ China 24,500 245,490

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ..................... Mexico 92,200 $ 117,193
Diversified Telecommunication Services 1.0%
a
Indus Towers Ltd. ................................... India 153,728 796,948
LG Uplus Corp. ..................................... South Korea 38,424 282,470
Telekom Malaysia Bhd. ............................... Malaysia 215,000 326,512
1,405,930
Electric Utilities 0.6%
d,e
Inter RAO UES PJSC ................................ Russia 8,656,700 —
Public Power Corp. SA ............................... Greece 29,167 371,568
Tata Power Co. Ltd. (The) ............................. India 42,014 228,173
Tenaga Nasional Bhd. ................................ Malaysia 76,800 235,356
835,097
Electrical Equipment 3.3%
ABB India Ltd. ...................................... India 5,120 483,900
CG Power & Industrial Solutions Ltd. ..................... India 105,423 929,147
Fortune Electric Co. Ltd. .............................. Taiwan 11,000 235,784
Havells India Ltd. ................................... India 34,457 762,113
HD Hyundai Electric Co. Ltd. ........................... South Korea 3,638 827,451
NARI Technology Co. Ltd. , A ........................... China 39,760 132,236
Polycab India Ltd. ................................... India 7,367 605,293
Voltronic Power Technology Corp. ....................... Taiwan 10,000 571,656
4,547,580
Electronic Equipment, Instruments & Components 3.4%
AAC Technologies Holdings, Inc. ........................ China 134,500 492,340
Delta Electronics, Inc. ................................ Taiwan 42,000 541,814
a
Foxconn Industrial Internet Co. Ltd. , A .................... China 111,400 374,623
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 326,000 2,008,784
Largan Precision Co. Ltd. ............................. Taiwan 10,000 871,421
WPG Holdings Ltd. .................................. Taiwan 4,000 10,587
Zhen Ding Technology Holding Ltd. ...................... Taiwan 119,000 504,083
4,803,652
Energy Equipment & Services 0.1%
China Oilfield Services Ltd. , H .......................... China 236,000 207,892
Entertainment 1.4%
c
NetEase, Inc. ...................................... China 81,700 1,506,850
c
Tencent Music Entertainment Group , ADR ................. China 28,400 402,712
1,909,562
Financial Services 1.3%
Bajaj Holdings & Investment Ltd. ........................ India 1,730 199,077
Meritz Financial Group, Inc. ............................ South Korea 15,542 962,832
Power Finance Corp. Ltd. ............................. India 97,394 650,159
1,812,068
Food Products 1.6%
a
Britannia Industries Ltd. ............................... India 17,802 1,231,037
Nestle India Ltd. .................................... India 11,871 348,863
Orion Corp. ........................................ South Korea 4,201 270,581
QL Resources Bhd. .................................. Malaysia 205,700 299,339
a
Savola Group (The) ................................. Saudi Arabia 11,763 143,087
2,292,907

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Gas Utilities 0.1%
Kunlun Energy Co. Ltd. ............................... China 168,000 $ 162,859
Ground Transportation 0.1%
Container Corp. of India Ltd. ........................... India 10,241 127,657
Health Care Equipment & Supplies 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. , H ....... China 223,600 113,462
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 3,500 124,758
238,220
Health Care Providers & Services 0.6%
Bumrungrad Hospital PCL ............................. Thailand 56,800 393,221
Dr. Sulaiman Al Habib Medical Services Group Co. .......... Saudi Arabia 1,787 137,172
Sinopharm Group Co. Ltd. , H .......................... China 124,800 292,726
823,119
Hotels, Restaurants & Leisure 2.0%
Indian Hotels Co. Ltd. (The) , A .......................... India 120,597 926,808
a,b
Meituan Dianping , B , 144A , Reg S ...................... China 67,710 937,564
OPAP SA ......................................... Greece 11,068 192,971
a
Zomato Ltd. ....................................... India 287,029 789,381
2,846,724
Household Durables 0.3%
Gree Electric Appliances, Inc. of Zhuhai , A ................. China 29,200 161,881
Haier Smart Home Co. Ltd. , A .......................... China 56,200 212,477
374,358
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 67,200 119,540
Independent Power and Renewable Electricity Producers 0.7%
a
Adani Power Ltd. ................................... India 85,582 753,069
NTPC Ltd. ......................................... India 57,212 284,918
1,037,987
Industrial Conglomerates 1.0%
Alfa SAB de CV , A ................................... Mexico 603,400 346,885
KOC Holding A/S ................................... Turkiye 131,128 851,532
a
SK Square Co. Ltd. .................................. South Korea 2,140 136,431
1,334,848
Insurance 3.0%
Caixa Seguridade Participacoes SA ..................... Brazil 112,600 287,105
Cathay Financial Holding Co. Ltd. ....................... Taiwan 99,000 190,402
DB Insurance Co. Ltd. ................................ South Korea 9,034 733,646
OUTsurance Group Ltd. .............................. South Africa 153,310 406,613
Ping An Insurance Group Co. of China Ltd. , H .............. China 224,500 974,925
Samsung Fire & Marine Insurance Co. Ltd. ................ South Korea 2,129 581,892
Samsung Life Insurance Co. Ltd. ........................ South Korea 13,361 947,772
4,122,355
Interactive Media & Services 4.5%
c
Autohome, Inc. , ADR ................................. China 12,200 304,268
a,c
Baidu, Inc. , A ....................................... China 13,050 144,694
c
Kanzhun Ltd. , ADR .................................. China 8,400 114,072
a,b,c
Kuaishou Technology , 144A , Reg S ...................... China 112,000 627,282
c
Tencent Holdings Ltd. ................................ China 110,200 5,085,372
6,275,688

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 2.8%
Elm Co. .......................................... Saudi Arabia 1,864 $ 454,583
HCL Technologies Ltd. ............................... India 11,674 229,723
Infosys Ltd. ........................................ India 31,503 698,617
Samsung SDS Co. Ltd. ............................... South Korea 2,973 323,353
Tata Consultancy Services Ltd. ......................... India 43,172 2,267,134
3,973,410
Life Sciences Tools & Services 0.4%
Divi's Laboratories Ltd. ............................... India 2,754 162,130
WuXi AppTec Co. Ltd. , A .............................. China 24,700 145,380
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 53,840 220,245
527,755
Machinery 0.8%
a
China CSSC Holdings Ltd. , A .......................... China 49,900 283,525
Doosan Bobcat, Inc. ................................. South Korea 10,575 321,677
Sinotruk Hong Kong Ltd. .............................. China 127,000 334,048
Weichai Power Co. Ltd. , A ............................. China 78,300 149,939
1,089,189
Metals & Mining 3.8%
China Hongqiao Group Ltd. ............................ China 268,000 333,824
Cia de Minas Buenaventura SAA , ADR ................... Peru 20,400 316,200
CMOC Group Ltd. , H ................................. China 177,000 141,169
d,e
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Gold Fields Ltd. ..................................... South Africa 1,269 22,095
Harmony Gold Mining Co. Ltd. ......................... South Africa 97,835 959,405
Hindalco Industries Ltd. ............................... India 63,460 509,078
Kumba Iron Ore Ltd. ................................. South Africa 11,735 256,009
NMDC Ltd. ........................................ India 186,588 540,281
d,e
Novolipetsk Steel PJSC .............................. Russia 347,890 —
d,e
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 94,200 1,026,549
Vedanta Ltd. ....................................... India 213,330 1,150,876
5,255,486
Multi-Utilities 0.7%
YTL Corp. Bhd. ..................................... Malaysia 623,700 463,882
YTL Power International Bhd. .......................... Malaysia 453,200 460,809
924,691
Oil, Gas & Consumable Fuels 3.9%
Adaro Energy Indonesia Tbk. PT ........................ Indonesia 2,543,900 503,773
China Petroleum & Chemical Corp. , A .................... China 260,900 234,414
Empresas Copec SA ................................. Chile 46,162 321,413
Exxaro Resources Ltd. ............................... South Africa 21,010 225,121
Inner Mongolia Yitai Coal Co. Ltd. , B ..................... China 212,451 385,174
PetroChina Co. Ltd. , H ............................... China 270,000 234,463
Petroleo Brasileiro SA ................................ Brazil 121,200 870,092
Reliance Industries Ltd. ............................... India 49,402 1,781,174
b
Saudi Arabian Oil Co. , 144A , Reg S ..................... Saudi Arabia 13,573 99,854
Turkiye Petrol Rafinerileri A/S .......................... Turkiye 45,237 223,021
Ultrapar Participacoes SA ............................. Brazil 136,900 537,636
5,416,135
Passenger Airlines 0.4%
a,b
InterGlobe Aviation Ltd. , 144A , Reg S .................... India 10,385 555,383

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 0.9%
Colgate-Palmolive India Ltd. ........................... India 24,804 $ 1,012,322
b
Giant Biogene Holding Co. Ltd. , 144A , Reg S .............. China 49,000 254,004
1,266,326
Pharmaceuticals 2.0%
Aurobindo Pharma Ltd. ............................... India 21,694 372,297
CSPC Pharmaceutical Group Ltd. ....................... China 1,291,600 960,757
Dr Reddy's Laboratories Ltd. ........................... India 5,561 449,076
Lupin Ltd. ......................................... India 42,623 975,420
2,757,550
Real Estate Management & Development 1.2%
Barwa Real Estate Co. ............................... Qatar 181,387 138,177
Emaar Properties PJSC .............................. United Arab
Emirates 544,789 1,280,042
NEPI Rockcastle NV ................................. Romania 39,733 300,477
1,718,696
Semiconductors & Semiconductor Equipment 12.8%
eMemory Technology, Inc. ............................. Taiwan 5,000 356,739
Global Unichip Corp. ................................. Taiwan 5,000 180,767
MediaTek, Inc. ..................................... Taiwan 28,000 1,071,076
Novatek Microelectronics Corp. ......................... Taiwan 82,000 1,328,279
SK Hynix, Inc. ...................................... South Korea 6,115 881,511
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 438,000 12,833,256
United Microelectronics Corp. .......................... Taiwan 772,000 1,235,279
17,886,907
Software 0.1%
Tata Elxsi Ltd. ...................................... India 1,706 142,614
Specialty Retail 1.9%
b
Pop Mart International Group Ltd. , 144A , Reg S ............ China 87,600 464,768
b
Topsports International Holdings Ltd. , 144A , Reg S .......... China 338,000 150,553
Trent Ltd. ......................................... India 25,237 1,763,887
Vibra Energia SA .................................... Brazil 61,900 253,493
2,632,701
Technology Hardware, Storage & Peripherals 5.8%
Asustek Computer, Inc. ............................... Taiwan 37,000 521,159
Pegatron Corp. ..................................... Taiwan 363,000 1,126,286
Samsung Electronics Co. Ltd. .......................... South Korea 90,195 5,590,010
Wistron Corp. ...................................... Taiwan 301,000 909,648
8,147,103
Textiles, Apparel & Luxury Goods 1.2%
ANTA Sports Products Ltd. ............................ China 88,600 793,050
Bosideng International Holdings Ltd. ..................... China 686,000 343,316
Pou Chen Corp. .................................... Taiwan 425,000 471,190
1,607,556
Transportation Infrastructure 1.0%
International Container Terminal Services, Inc. .............. Philippines 135,780 828,622
Malaysia Airports Holdings Bhd. ........................ Malaysia 168,900 376,612
Promotora y Operadora de Infraestructura SAB de CV ....... Mexico 18,075 169,769
1,375,003
Wireless Telecommunication Services 1.2%
Bharti Airtel Ltd. .................................... India 11,475 205,001

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 42 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Etihad Etisalat Co. .................................. Saudi Arabia 64,426 $ 894,901
SK Telecom Co. Ltd. ................................. South Korea 5,718 227,410
TIM SA ........................................... Brazil 106,700 329,983
1,657,295
Total Common Stocks (Cost $ 113,486,444 ) ...................................
135,491,848
Preferred Stocks 2.5%
Banks 1.6%
f
Itau Unibanco Holding SA , 6.92% ....................... Brazil 144,700 866,859
f
Itausa SA , 2.95% ................................... Brazil 772,666 1,389,471
2,256,330
Electric Utilities 0.4%
f
Cia Energetica de Minas Gerais , 9.94% ................... Brazil 274,190 526,524
Metals & Mining 0.5%
f
Gerdau SA , 6.1% ................................... Brazil 209,734 677,184
Total Preferred Stocks (Cost $ 3,101,788 ) .....................................
3,460,038
Total Long Term Investments (Cost $ 116,588,232 ) .............................
138,951,886
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 5.002% .. United States 1,306,790 1,306,790
Total Money Market Funds (Cost $ 1,306,790 ) .................................
1,306,790
Total Short Term Investments (Cost $ 1,306,790 ) ...............................
1,306,790
a
Total Investments (Cost $ 117,895,022 ) 100.7% ................................
$140,258,676
Other Assets, less Liabilities (0.7) % .........................................
(977,935)
Net Assets 100.0% .........................................................
$139,280,741
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2024, the aggregate value of these securities was $6,395,650, representing 4.6% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At July 31, 2024, the aggregate value of these securities was $14,025,263, representing 10.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.33 $10.18 $13.09 $10.31 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.37 0.34 0.35 0.25
Net realized and unrealized gains (losses) ........... 1.28 1.16 (2.26) 2.80 0.30
Total from investment operations .................... 1.62 1.53 (1.92) 3.15 0.55
Less distributions from:
Net investment income .......................... (0.45) (0.38) (0.42) (0.37) (0.24)
Net realized gains ............................. — — (0.57) — —
Total distributions ............................... (0.45) (0.38) (0.99) (0.37) (0.24)
Net asset value, end of year ....................... $12.50 $11.33 $10.18 $13.09 $10.31
Total return
d
................................... 14.79% 15.44% (15.56)% 31.00% 5.58%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.02% 0.03% 0.04% 0.04% 0.08%
Expenses net of waiver and payments by affiliates ....... —% —% —% —% 0.01%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... —% —%
f
—% —%
f
—%
Net investment income ........................... 2.91% 3.62% 2.94% 2.93% 2.57%
Supplemental data
Net assets, end of year (000’s) ..................... $941,318 $944,165 $800,757 $360,375 $281,150
Portfolio turnover rate ............................ 59.10% 101.79% 125.21% 103.80% 94.98%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2024
Franklin International Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 1.7%
BAE Systems plc ................................... United Kingdom 678,020 $ 11,306,335
Kongsberg Gruppen ASA ............................. Norway 27,911 2,806,942
Leonardo SpA ...................................... Italy 36,687 874,082
Saab AB , B ........................................ Sweden 22,472 519,071
Safran SA ......................................... France 4,130 907,331
16,413,761
Air Freight & Logistics 0.5%
DSV A/S .......................................... Denmark 10,438 1,914,810
a
InPost SA ......................................... Poland 52,278 905,745
Nippon Express Holdings, Inc. .......................... Japan 38,200 1,890,170
4,710,725
Automobile Components 0.5%
Cie Generale des Etablissements Michelin SCA ............ France 84,928 3,362,204
Continental AG ..................................... Germany 20,707 1,269,419
4,631,623
Automobiles 3.2%
Bayerische Motoren Werke AG ......................... Germany 45,590 4,228,434
Mazda Motor Corp. .................................. Japan 295,100 2,545,360
a
Polestar Automotive Holding UK plc , SDR ................. Hong Kong 75,517 55,528
Stellantis NV ....................................... United States 409,014 6,815,840
Subaru Corp. ...................................... Japan 340,700 6,550,468
Toyota Motor Corp. .................................. Japan 443,600 8,521,893
a
Volvo Car AB , B .................................... Sweden 352,413 1,000,243
29,717,766
Banks 9.8%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 387,575 6,765,840
AIB Group plc ...................................... Ireland 945,969 5,426,159
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 1,014,025 10,628,216
Commonwealth Bank of Australia ....................... Australia 111,359 10,033,043
DBS Group Holdings Ltd. ............................. Singapore 41,300 1,131,804
Erste Group Bank AG ................................ Austria 93,585 4,867,943
ING Groep NV ..................................... Netherlands 296,122 5,374,895
Intesa Sanpaolo SpA ................................. Italy 1,274,763 5,176,601
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 97,400 1,125,004
NatWest Group plc .................................. United Kingdom 1,575,737 7,474,903
Standard Chartered plc ............................... United Kingdom 843,263 8,328,696
Sumitomo Mitsui Financial Group, Inc. .................... Japan 183,700 13,265,515
UniCredit SpA ...................................... Italy 299,561 12,304,379
91,902,998
Beverages 1.3%
Asahi Group Holdings Ltd. ............................. Japan 212,900 7,837,531
Coca-Cola HBC AG ................................. Italy 119,576 4,362,639
12,200,170
Biotechnology 0.7%
CSL Ltd. .......................................... United States 29,457 5,977,772
a
Genmab A/S ....................................... Denmark 3,349 946,005
6,923,777
Broadline Retail 0.9%
Next plc .......................................... United Kingdom 57,729 6,746,300
Wesfarmers Ltd. .................................... Australia 34,524 1,665,951
8,412,251

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products 1.7%
Cie de Saint-Gobain SA .............................. France 123,839 $ 10,623,623
Kingspan Group plc ................................. Ireland 57,075 5,340,180
15,963,803
Capital Markets 4.0%
3i Group plc ....................................... United Kingdom 270,749 10,890,736
Deutsche Bank AG .................................. Germany 205,141 3,193,118
a,c
Futu Holdings Ltd. , ADR .............................. Hong Kong 19,700 1,246,616
Hargreaves Lansdown plc ............................. United Kingdom 197,022 2,798,477
Macquarie Group Ltd. ................................ Australia 40,974 5,638,213
Partners Group Holding AG ............................ Switzerland 4,574 6,157,507
Singapore Exchange Ltd. ............................. Singapore 136,000 1,002,752
UBS Group AG ..................................... Switzerland 212,380 6,435,990
37,363,409
Chemicals 3.2%
Air Liquide SA ...................................... France 25,037 4,568,215
BASF SE ......................................... Germany 30,539 1,421,810
Givaudan SA ....................................... Switzerland 1,425 6,991,926
ICL Group Ltd. ..................................... Israel 288,873 1,212,323
Nitto Denko Corp. ................................... Japan 75,000 6,512,515
Shin-Etsu Chemical Co. Ltd. ........................... Japan 206,100 9,157,165
29,863,954
Commercial Services & Supplies 0.2%
Brambles Ltd. ...................................... Australia 93,397 952,006
Dai Nippon Printing Co. Ltd. ........................... Japan 30,200 993,526
1,945,532
Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 306,687 2,109,427
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA ............ Spain 107,419 4,799,126
Eiffage SA ......................................... France 15,502 1,542,786
6,341,912
Construction Materials 0.4%
a
Holcim AG ........................................ United States 36,803 3,439,647
Consumer Staples Distribution & Retail 1.7%
Carrefour SA ....................................... France 76,540 1,141,766
Jeronimo Martins SGPS SA ........................... Portugal 64,701 1,130,866
Koninklijke Ahold Delhaize NV .......................... Netherlands 128,573 4,142,006
Tesco plc ......................................... United Kingdom 2,283,130 9,734,831
16,149,469
Diversified Consumer Services 0.1%
Pearson plc ....................................... United Kingdom 70,808 960,572
Diversified REITs 0.3%
Stockland ......................................... Australia 852,371 2,574,119
Diversified Telecommunication Services 1.6%
Deutsche Telekom AG ................................ Germany 413,299 10,810,866
Telenor ASA ....................................... Norway 333,680 3,976,313
14,787,179
Electric Utilities 1.6%
BKW AG .......................................... Switzerland 11,226 2,030,920

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Chubu Electric Power Co., Inc. ......................... Japan 354,700 $ 4,472,242
Endesa SA ........................................ Spain 75,266 1,460,477
Kansai Electric Power Co., Inc. (The) .................... Japan 397,800 6,808,664
14,772,303
Electrical Equipment 1.9%
ABB Ltd. .......................................... Switzerland 117,869 6,543,257
Mitsubishi Electric Corp. .............................. Japan 229,200 3,818,879
Prysmian SpA ...................................... Italy 110,363 7,586,856
17,948,992
Electronic Equipment, Instruments & Components 1.2%
Keyence Corp. ..................................... Japan 3,800 1,661,589
TDK Corp. ........................................ Japan 91,500 6,383,253
Yokogawa Electric Corp. .............................. Japan 117,600 2,976,721
11,021,563
Entertainment 0.7%
Capcom Co. Ltd. .................................... Japan 188,400 4,024,965
CTS Eventim AG & Co. KGaA .......................... Germany 15,288 1,346,626
Nintendo Co. Ltd. ................................... Japan 26,500 1,464,348
6,835,939
Financial Services 1.8%
Eurazeo SE ....................................... France 23,405 1,841,394
EXOR NV ......................................... Netherlands 50,051 5,130,853
Industrivarden AB , A ................................. Sweden 68,743 2,358,943
Investor AB , B ...................................... Sweden 284,145 8,069,551
17,400,741
Food Products 2.9%
Associated British Foods plc ........................... United Kingdom 188,732 6,024,382
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 392 4,913,735
MEIJI Holdings Co. Ltd. ............................... Japan 89,500 2,260,266
Nestle SA ......................................... United States 98,541 9,982,617
Salmar ASA ....................................... Norway 16,522 950,713
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 4,596,000 2,987,622
27,119,335
Gas Utilities 0.4%
Tokyo Gas Co. Ltd. .................................. Japan 167,900 3,678,626
Ground Transportation 0.1%
Aurizon Holdings Ltd. ................................ Australia 381,854 930,922
Health Care Equipment & Supplies 2.0%
Cochlear Ltd. ...................................... Australia 29,617 6,691,109
a
Demant A/S ....................................... Denmark 54,665 2,095,841
Hoya Corp. ........................................ Japan 75,600 9,472,741
Straumann Holding AG ............................... Switzerland 5,499 709,187
18,968,878
Health Care Providers & Services 0.1%
Fresenius Medical Care AG ............................ Germany 31,381 1,210,926
Health Care Technology 0.1%
Pro Medicus Ltd. .................................... Australia 10,828 1,021,457
Hotels, Restaurants & Leisure 1.9%
Aristocrat Leisure Ltd. ................................ Australia 96,472 3,435,239

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group plc ....................... United Kingdom 86,715 $ 8,734,802
b
La Francaise des Jeux SAEM , 144A , Reg S ............... France 53,663 2,082,056
Sodexo SA ........................................ France 17,807 1,686,454
Zensho Holdings Co. Ltd. ............................. Japan 51,100 2,079,964
18,018,515
Household Durables 0.6%
Panasonic Holdings Corp. ............................. Japan 241,900 1,981,448
Sekisui House Ltd. .................................. Japan 57,700 1,445,751
Taylor Wimpey plc ................................... United Kingdom 882,309 1,808,607
5,235,806
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 27,942 1,042,821
Industrial Conglomerates 2.1%
Hitachi Ltd. ........................................ Japan 636,300 13,748,332
Siemens AG ....................................... Germany 31,576 5,781,474
19,529,806
Industrial REITs 0.7%
Goodman Group .................................... Australia 277,500 6,405,415
Insurance 4.3%
Aegon Ltd. ........................................ Netherlands 695,631 4,501,605
Ageas SA/NV ...................................... Belgium 90,615 4,326,075
AIA Group Ltd. ..................................... Hong Kong 325,400 2,176,569
Allianz SE ......................................... Germany 3,972 1,118,775
AXA SA ........................................... France 28,723 1,008,460
Japan Post Insurance Co. Ltd. ......................... Japan 93,500 1,924,936
Medibank Pvt Ltd. ................................... Australia 487,938 1,270,077
MS&AD Insurance Group Holdings, Inc. .................. Japan 54,600 1,287,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 21,734 10,704,535
NN Group NV ...................................... Netherlands 133,379 6,693,516
Sompo Holdings, Inc. ................................ Japan 256,600 5,850,972
40,862,691
Interactive Media & Services 0.5%
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 489,899 5,130,826
IT Services 0.7%
NEC Corp. ........................................ Japan 53,200 4,604,709
Otsuka Corp. ...................................... Japan 97,200 2,154,708
6,759,417
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 82,300 1,748,938
Machinery 3.7%
Atlas Copco AB , A ................................... Sweden 529,172 9,421,102
Komatsu Ltd. ...................................... Japan 232,700 6,615,097
Makita Corp. ....................................... Japan 121,700 4,011,530
Rational AG ....................................... Germany 2,741 2,399,410
Schindler Holding AG ................................ Switzerland 12,721 3,340,147
Trelleborg AB , B .................................... Sweden 122,407 4,550,447
Wartsila OYJ Abp ................................... Finland 229,652 4,745,722
35,083,455
Marine Transportation 0.5%
Kawasaki Kisen Kaisha Ltd. ........................... Japan 35,700 548,536

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation (continued)
Nippon Yusen KK ................................... Japan 118,000 $ 3,802,421
4,350,957
Media 0.5%
Publicis Groupe SA .................................. France 49,067 5,122,422
Metals & Mining 3.1%
ArcelorMittal SA .................................... Luxembourg 264,333 6,019,044
BHP Group Ltd. .................................... Australia 185,402 5,148,743
BlueScope Steel Ltd. ................................. Australia 247,800 3,597,793
Fortescue Ltd. ...................................... Australia 507,909 6,318,863
JFE Holdings, Inc. ................................... Japan 263,800 3,864,239
Pilbara Minerals Ltd. ................................. Australia 1,479,425 2,859,090
voestalpine AG ..................................... Austria 57,331 1,470,360
29,278,132
Multi-Utilities 0.6%
Centrica plc ....................................... United Kingdom 2,699,323 4,601,565
Engie SA ......................................... France 56,391 886,476
5,488,041
Oil, Gas & Consumable Fuels 4.5%
BP plc ............................................ United States 1,421,200 8,399,566
ENEOS Holdings, Inc. ................................ Japan 928,000 4,862,294
Idemitsu Kosan Co. Ltd. .............................. Japan 252,800 1,665,022
Inpex Corp. ........................................ Japan 237,600 3,668,899
Repsol SA ......................................... Spain 513,996 7,331,089
Shell plc .......................................... United States 206,022 7,511,194
TotalEnergies SE ................................... France 128,856 8,693,443
42,131,507
Paper & Forest Products 0.2%
Mondi plc ......................................... Austria 106,626 2,084,390
Passenger Airlines 0.1%
Singapore Airlines Ltd. ............................... Singapore 100,400 524,701
Personal Care Products 1.8%
Beiersdorf AG ...................................... Germany 46,126 6,695,058
L'Oreal SA ........................................ France 24,165 10,450,103
17,145,161
Pharmaceuticals 9.7%
AstraZeneca plc .................................... United Kingdom 52,557 8,348,478
GSK plc .......................................... United States 670,775 13,023,610
Hikma Pharmaceuticals plc ............................ Jordan 56,516 1,381,593
Ipsen SA .......................................... France 20,473 2,298,714
Novartis AG ....................................... Switzerland 184,657 20,615,212
Novo Nordisk A/S , B ................................. Denmark 184,646 24,464,461
Otsuka Holdings Co. Ltd. ............................. Japan 173,100 8,822,614
Roche Holding AG .................................. United States 21,909 7,094,057
Shionogi & Co. Ltd. .................................. Japan 123,600 5,437,051
91,485,790
Professional Services 1.6%
Adecco Group AG ................................... Switzerland 47,251 1,608,528
Randstad NV ...................................... Netherlands 57,953 2,822,600
Recruit Holdings Co. Ltd. ............................. Japan 59,600 3,417,660
RELX plc ......................................... United Kingdom 64,359 3,037,112

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Wolters Kluwer NV .................................. Netherlands 22,456 $ 3,759,345
14,645,245
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. ............................... Hong Kong 225,000 859,746
Hulic Co. Ltd. ...................................... Japan 178,900 1,746,262
Swire Pacific Ltd. , A ................................. Hong Kong 230,500 1,988,485
4,594,493
Retail REITs 0.3%
Klepierre SA ....................................... France 88,180 2,524,997
Semiconductors & Semiconductor Equipment 3.9%
ASM International NV ................................ Netherlands 1,895 1,303,800
ASML Holding NV ................................... Netherlands 16,899 15,735,865
BE Semiconductor Industries NV ........................ Netherlands 30,281 3,900,942
Disco Corp. ........................................ Japan 19,200 6,420,419
SCREEN Holdings Co. Ltd. ............................ Japan 38,700 3,279,430
STMicroelectronics NV ............................... Singapore 192,673 6,370,321
37,010,777
Software 2.9%
a
Check Point Software Technologies Ltd. .................. Israel 30,850 5,659,432
Sage Group plc (The) ................................ United Kingdom 480,758 6,719,261
SAP SE .......................................... Germany 45,980 9,721,106
a
Xero Ltd. .......................................... New Zealand 59,610 5,430,667
27,530,466
Specialty Retail 1.1%
Industria de Diseno Textil SA ........................... Spain 212,398 10,320,180
Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA ............................. Switzerland 14,378 1,295,263
Seiko Epson Corp. .................................. Japan 123,900 2,144,761
3,440,024
Textiles, Apparel & Luxury Goods 3.2%
adidas AG ......................................... Germany 17,365 4,351,624
Asics Corp. ........................................ Japan 364,700 5,952,028
Burberry Group plc .................................. United Kingdom 157,120 1,572,184
Hermes International SCA ............................. France 1,850 4,042,870
LVMH Moet Hennessy Louis Vuitton SE .................. France 9,344 6,590,906
Pandora A/S ....................................... Denmark 44,186 6,926,352
Swatch Group AG (The) , N ............................ Switzerland 26,826 1,087,853
30,523,817
Tobacco 0.6%
Japan Tobacco, Inc. ................................. Japan 191,100 5,623,152
Trading Companies & Distributors 2.1%
AerCap Holdings NV ................................. Ireland 28,179 2,647,417
Mitsubishi Corp. .................................... Japan 513,400 10,602,764
Toyota Tsusho Corp. ................................. Japan 337,800 6,753,643
20,003,824
Transportation Infrastructure 0.3%
b
Aena SME SA , 144A , Reg S ........................... Spain 9,210 1,749,888
Getlink SE ........................................ France 52,372 933,262
2,683,150

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 0.1%
Vodafone Group plc ................................. United Kingdom 1,510,204 $ 1,412,954
Total Common Stocks (Cost $ 730,339,986 ) ...................................
925,063,646
Preferred Stocks 0.6%
Household Products 0.6%
d
Henkel AG & Co. KGaA , 2.34% ......................... Germany 70,782 6,054,822
Total Preferred Stocks (Cost $ 5,375,403 ) .....................................
6,054,822
Total Long Term Investments (Cost $ 735,715,389 ) .............................
931,118,468
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 5.002% .. United States 5,677,294 5,677,294
Total Money Market Funds (Cost $ 5,677,294 ) .................................
5,677,294
Total Short Term Investments (Cost $ 5,677,294 ) ...............................
5,677,294
a
Total Investments (Cost $ 741,392,683 ) 99.5% .................................
$936,795,762
Other Assets, less Liabilities 0.5% ...........................................
4,522,498
Net Assets 100.0% .........................................................
$941,318,260
a a a
See Abbreviations on page 42 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2024, the aggregate value of these securities was $18,716,232, representing 2.0% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At July 31, 2024, the value of this security was $1,246,616, representing 0.1%
of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
Year Ended
July 31, 2020
a
2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.64 $13.12 $14.99 $11.31 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.20 0.24 0.21 0.21
Net realized and unrealized gains (losses) ........... 3.45 0.94 (0.81) 3.74 1.27
Total from investment operations .................... 3.64 1.14 (0.57) 3.95 1.48
Less distributions from:
Net investment income .......................... (0.18) (0.21) (0.20) (0.20) (0.17)
Net realized gains ............................. — (0.41) (1.10) (0.07) —
Total distributions ............................... (0.18) (0.62) (1.30) (0.27) (0.17)
Net asset value, end of year ....................... $17.10 $13.64 $13.12 $14.99 $11.31
Total return
d
................................... 26.88% 9.31% (4.42)% 35.39% 15.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.01% 0.01% 0.01% 0.01% 0.03%
Expenses net of waiver and payments by affiliates ....... —% —%
f
—%
f
—%
f
—%
f
Net investment income ........................... 1.31% 1.59% 1.73% 1.60% 2.12%
Supplemental data
Net assets, end of year (000’s) ..................... $2,022,211 $1,802,029 $2,053,864 $1,316,677 $722,523
Portfolio turnover rate ............................ 76.33% 95.10% 128.24% 98.39% 60.94%
a
For the period August 19, 2019 (effective date) to July 31, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2024
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.2%
Aerospace & Defense 1.9%
Curtiss-Wright Corp. ................................................. 15,677 $ 4,620,012
General Electric Co. ................................................. 169,876 28,912,895
Lockheed Martin Corp. ............................................... 10,729 5,814,260
39,347,167
Automobile Components 0.1%
BorgWarner, Inc. .................................................... 66,189 2,337,134
Automobiles 2.0%
General Motors Co. .................................................. 480,796 21,308,879
a
Tesla, Inc. ......................................................... 79,947 18,553,300
39,862,179
Banks 2.2%
Citigroup, Inc. ...................................................... 16,747 1,086,545
JPMorgan Chase & Co. ............................................... 128,936 27,437,581
Wells Fargo & Co. ................................................... 279,375 16,578,113
45,102,239
Beverages 1.0%
Molson Coors Beverage Co., B ......................................... 76,652 4,051,058
PepsiCo, Inc. ...................................................... 90,617 15,646,838
19,697,896
Biotechnology 4.9%
AbbVie, Inc. ....................................................... 191,603 35,507,868
a
Exelixis, Inc. ....................................................... 132,999 3,118,827
Gilead Sciences, Inc. ................................................ 125,940 9,578,996
a
Incyte Corp. ....................................................... 36,160 2,352,931
a
Neurocrine Biosciences, Inc. ........................................... 14,905 2,110,101
a
Regeneron Pharmaceuticals, Inc. ....................................... 23,813 25,698,751
a
United Therapeutics Corp. ............................................. 17,354 5,436,835
a
Vertex Pharmaceuticals, Inc. ........................................... 32,218 15,971,107
99,775,416
Broadline Retail 3.4%
a
Amazon.com, Inc. ................................................... 356,149 66,592,740
Macy's, Inc. ........................................................ 105,551 1,823,921
68,416,661
Building Products 0.6%
Lennox International, Inc. ............................................. 4,509 2,631,002
Masco Corp. ....................................................... 26,200 2,039,670
Owens Corning ..................................................... 35,951 6,700,547
11,371,219
Capital Markets 1.9%
Bank of New York Mellon Corp. (The) .................................... 79,316 5,161,092
Evercore, Inc., A .................................................... 14,442 3,616,133
Morgan Stanley ..................................................... 20,816 2,148,419
MSCI, Inc., A ....................................................... 3,413 1,845,614
SEI Investments Co. ................................................. 41,633 2,824,383
State Street Corp. ................................................... 129,966 11,043,211
T Rowe Price Group, Inc. ............................................. 96,934 11,070,832
37,709,684

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 99.2%
(continued)
Chemicals 0.3%
CF Industries Holdings, Inc. ........................................... 26,569 $ 2,029,606
LyondellBasell Industries NV, A ......................................... 18,711 1,860,996
RPM International, Inc. ............................................... 18,662 2,266,686
6,157,288
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................................... 3,360 2,566,838
MSA Safety, Inc. .................................................... 11,204 2,113,635
4,680,473
Communications Equipment 2.7%
a
Arista Networks, Inc. ................................................. 58,752 20,360,506
Cisco Systems, Inc. ................................................. 465,978 22,576,634
a
F5, Inc. ........................................................... 26,382 5,372,430
Motorola Solutions, Inc. ............................................... 13,930 5,556,956
53,866,526
Construction & Engineering 0.3%
EMCOR Group, Inc. ................................................. 18,637 6,997,075
Construction Materials 0.1%
CRH plc .......................................................... 28,139 2,411,512
Consumer Finance 0.4%
Synchrony Financial ................................................. 165,172 8,389,086
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp. .............................................. 2,764 2,272,008
Kroger Co. (The) .................................................... 273,025 14,879,862
Walmart, Inc. ...................................................... 443,817 30,463,599
47,615,469
Diversified Consumer Services 0.2%
H&R Block, Inc. ..................................................... 63,168 3,659,954
Diversified Telecommunication Services 1.3%
AT&T, Inc. ......................................................... 1,346,106 25,912,541
Electric Utilities 1.0%
American Electric Power Co., Inc. ....................................... 23,595 2,315,141
Edison International ................................................. 46,679 3,734,787
Entergy Corp. ...................................................... 18,473 2,142,314
NRG Energy, Inc. ................................................... 98,448 7,400,336
PPL Corp. ......................................................... 76,745 2,280,862
Southern Co. (The) .................................................. 29,268 2,444,463
20,317,903
Electrical Equipment 1.5%
Acuity Brands, Inc. .................................................. 12,978 3,262,020
Eaton Corp. plc ..................................................... 34,344 10,467,708
Emerson Electric Co. ................................................ 18,467 2,162,670
nVent Electric plc ................................................... 63,838 4,636,554
Vertiv Holdings Co., A ................................................ 128,622 10,122,552
30,651,504
Electronic Equipment, Instruments & Components 0.4%
Jabil, Inc. ......................................................... 23,591 2,657,998
TD SYNNEX Corp. .................................................. 27,975 3,333,781

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.2%
(continued)
Electronic Equipment, Instruments & Components (continued)
Vontier Corp. ....................................................... 56,503 $ 2,216,612
8,208,391
Energy Equipment & Services 0.2%
TechnipFMC plc .................................................... 91,730 2,706,035
a
Weatherford International plc ........................................... 17,023 2,006,331
4,712,366
Entertainment 2.1%
Electronic Arts, Inc. .................................................. 100,633 15,189,545
a
Netflix, Inc. ........................................................ 15,249 9,581,709
a
Spotify Technology SA ................................................ 54,017 18,578,607
43,349,861
Financial Services 5.1%
a
Berkshire Hathaway, Inc., B ............................................ 93,010 40,784,885
Equitable Holdings, Inc. ............................................... 129,829 5,661,843
Mastercard, Inc., A .................................................. 54,247 25,154,876
MGIC Investment Corp. ............................................... 120,388 2,990,438
Visa, Inc., A ........................................................ 106,451 28,280,837
102,872,879
Food Products 0.6%
Archer-Daniels-Midland Co. ........................................... 37,336 2,315,205
Bunge Global SA ................................................... 63,973 6,731,879
Ingredion, Inc. ...................................................... 27,259 3,390,202
12,437,286
Ground Transportation 0.9%
CSX Corp. ........................................................ 117,965 4,140,572
Landstar System, Inc. ................................................ 14,969 2,847,852
Ryder System, Inc. .................................................. 18,679 2,618,049
a
Uber Technologies, Inc. ............................................... 49,158 3,169,216
Union Pacific Corp. .................................................. 8,977 2,214,895
a
XPO, Inc. ......................................................... 26,610 3,057,223
18,047,807
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................................. 17,959 1,902,576
a
Boston Scientific Corp. ............................................... 107,954 7,975,642
a
Hologic, Inc. ....................................................... 27,495 2,243,867
a
IDEXX Laboratories, Inc. .............................................. 8,296 3,949,892
Stryker Corp. ...................................................... 20,456 6,698,317
22,770,294
Health Care Providers & Services 1.7%
a
Centene Corp. ..................................................... 31,234 2,402,519
Cigna Group (The) .................................................. 6,496 2,264,960
McKesson Corp. .................................................... 37,095 22,888,357
a
Tenet Healthcare Corp. ............................................... 35,871 5,369,889
UnitedHealth Group, Inc. .............................................. 4,248 2,447,528
35,373,253
Health Care Technology 0.1%
a
Veeva Systems, Inc., A ............................................... 8,748 1,679,004
a

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 99.2%
(continued)
Hotels, Restaurants & Leisure 1.3%
Aramark .......................................................... 32,398 $ 1,110,279
Booking Holdings, Inc. ............................................... 6,083 22,598,406
Domino's Pizza, Inc. ................................................. 4,561 1,955,301
25,663,986
Household Durables 1.2%
a
NVR, Inc. ......................................................... 802 6,903,199
PulteGroup, Inc. .................................................... 90,837 11,990,484
Toll Brothers, Inc. ................................................... 42,013 5,995,675
24,889,358
Household Products 1.2%
Colgate-Palmolive Co. ............................................... 211,165 20,945,456
Kimberly-Clark Corp. ................................................. 14,919 2,014,811
Procter & Gamble Co. (The) ........................................... 12,247 1,968,828
24,929,095
Independent Power and Renewable Electricity Producers 0.5%
Vistra Corp. ........................................................ 138,326 10,958,186
Industrial REITs 0.1%
Prologis, Inc. ....................................................... 16,297 2,054,237
Insurance 1.2%
American International Group, Inc. ...................................... 28,017 2,219,787
Axis Capital Holdings Ltd. ............................................. 30,335 2,297,876
Hartford Financial Services Group, Inc. (The) .............................. 127,537 14,146,404
Loews Corp. ....................................................... 28,105 2,246,995
Old Republic International Corp. ........................................ 112,555 3,896,654
24,807,716
Interactive Media & Services 6.3%
Alphabet, Inc., A .................................................... 214,593 36,811,283
Alphabet, Inc., C .................................................... 194,491 33,676,117
Meta Platforms, Inc., A ............................................... 118,179 56,114,934
126,602,334
IT Services 0.4%
a
GoDaddy, Inc., A .................................................... 56,549 8,225,052
a
Life Sciences Tools & Services 0.9%
a
Medpace Holdings, Inc. ............................................... 9,760 3,733,395
a
Mettler-Toledo International, Inc. ........................................ 9,351 14,223,152
17,956,547
Machinery 0.2%
Allison Transmission Holdings, Inc. ...................................... 37,675 3,337,628
Media 1.1%
Comcast Corp., A ................................................... 500,372 20,650,353
New York Times Co. (The), A ........................................... 42,143 2,258,443
22,908,796
Metals & Mining 1.4%
Nucor Corp. ....................................................... 75,749 12,342,542
Reliance, Inc. ...................................................... 23,389 7,123,354
Steel Dynamics, Inc. ................................................. 65,678 8,749,623
28,215,519

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.2%
(continued)
Multi-Utilities 0.3%
Public Service Enterprise Group, Inc. .................................... 67,237 $ 5,363,495
Oil, Gas & Consumable Fuels 4.1%
Cheniere Energy, Inc. ................................................ 73,097 13,350,436
Diamondback Energy, Inc. ............................................. 10,791 2,183,127
Exxon Mobil Corp. ................................................... 108,859 12,909,589
HF Sinclair Corp. ................................................... 57,118 2,939,864
Marathon Oil Corp. .................................................. 205,085 5,752,634
Marathon Petroleum Corp. ............................................ 132,654 23,482,411
Valero Energy Corp. ................................................. 139,181 22,508,351
83,126,412
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................................. 40,172 1,728,199
Personal Care Products 0.1%
a
BellRing Brands, Inc. ................................................. 34,203 1,753,930
Pharmaceuticals 2.3%
Eli Lilly & Co. ...................................................... 31,764 25,546,832
a
Jazz Pharmaceuticals plc ............................................. 18,892 2,082,843
Johnson & Johnson ................................................. 13,986 2,207,690
Merck & Co., Inc. ................................................... 122,105 13,813,739
Organon & Co. ..................................................... 104,670 2,288,086
45,939,190
Professional Services 0.8%
Leidos Holdings, Inc. ................................................. 58,572 8,457,797
Robert Half, Inc. .................................................... 48,445 3,109,685
Verisk Analytics, Inc., A ............................................... 17,643 4,618,055
16,185,537
Real Estate Management & Development 0.2%
a
Jones Lang LaSalle, Inc. .............................................. 16,640 4,174,976
Residential REITs 0.1%
Camden Property Trust ............................................... 19,582 2,168,706
Retail REITs 1.2%
NNN REIT, Inc. ..................................................... 48,732 2,187,579
Simon Property Group, Inc. ............................................ 141,192 21,664,501
23,852,080
Semiconductors & Semiconductor Equipment 11.5%
Applied Materials, Inc. ................................................ 112,121 23,792,076
Broadcom, Inc. ..................................................... 137,550 22,101,534
a
Cirrus Logic, Inc. .................................................... 21,047 2,746,213
KLA Corp. ......................................................... 20,268 16,681,983
Lam Research Corp. ................................................. 20,352 18,749,076
NVIDIA Corp. ...................................................... 1,131,864 132,450,726
QUALCOMM, Inc. ................................................... 94,369 17,076,071
233,597,679
Software 10.8%
a
Adobe, Inc. ........................................................ 41,740 23,025,871
a
AppLovin Corp., A ................................................... 104,236 8,036,596
a
Cadence Design Systems, Inc. ......................................... 65,174 17,444,473
a
Crowdstrike Holdings, Inc., A ........................................... 6,181 1,433,745
a
DocuSign, Inc., A ................................................... 82,778 4,592,523

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 99.2%
(continued)
Software (continued)
a
Dropbox, Inc., A .................................................... 107,236 $ 2,565,085
a
Fair Isaac Corp. .................................................... 10,050 16,080,000
Gen Digital, Inc. .................................................... 84,133 2,186,617
Intuit, Inc. ......................................................... 11,332 7,335,770
a
Manhattan Associates, Inc. ............................................ 23,365 5,966,954
Microsoft Corp. ..................................................... 300,311 125,635,107
a
Synopsys, Inc. ..................................................... 3,433 1,916,712
a
Zoom Video Communications, Inc., A .................................... 32,105 1,939,142
218,158,595
Specialized REITs 0.3%
Public Storage ..................................................... 7,157 2,117,899
VICI Properties, Inc., A ............................................... 114,464 3,578,145
5,696,044
Specialty Retail 1.3%
a
AutoZone, Inc. ..................................................... 722 2,262,524
Bath & Body Works, Inc. .............................................. 87,342 3,209,818
Best Buy Co., Inc. ................................................... 54,526 4,717,589
Dick's Sporting Goods, Inc. ............................................ 23,156 5,009,801
TJX Cos., Inc. (The) ................................................. 20,833 2,354,546
a
Ulta Beauty, Inc. .................................................... 4,308 1,571,946
Williams-Sonoma, Inc. ............................................... 49,854 7,711,417
26,837,641
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. ........................................................ 579,740 128,748,659
HP, Inc. ........................................................... 241,323 8,709,347
NetApp, Inc. ....................................................... 77,142 9,795,491
147,253,497
Textiles, Apparel & Luxury Goods 0.7%
a
Deckers Outdoor Corp. ............................................... 9,893 9,127,579
PVH Corp. ........................................................ 16,596 1,692,626
Ralph Lauren Corp., A ................................................ 14,509 2,547,635
13,367,840
Tobacco 1.2%
Altria Group, Inc. .................................................... 484,806 23,760,342
Trading Companies & Distributors 0.5%
Fastenal Co. ....................................................... 27,281 1,930,130
WESCO International, Inc. ............................................ 17,743 3,104,138
WW Grainger, Inc. ................................................... 4,469 4,365,364
9,399,632
Total Common Stocks (Cost $1,331,458,836) ....................................
2,006,642,316
a a a a

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 0.7%
a a
Shares
a
Value
a
Money Market Funds 0.7%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.002% .................. 13,432,528 $ 13,432,528
Total Money Market Funds (Cost $13,432,528) ..................................
13,432,528
Total Short Term Investments (Cost $13,432,528) ................................
13,432,528
a
Total Investments (Cost $1,344,891,364) 99.9% ..................................
$2,020,074,844
Other Assets, less Liabilities 0.1% .............................................
2,135,880
Net Assets 100.0% ...........................................................
$2,022,210,724
See Abbreviations on page 42 .
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
July 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $116,588,232 $735,715,389 $1,331,458,836
Cost - Non-controlled affiliates (Note 3 d ) ...................... 1,306,790 5,677,294 13,432,528
Value - Unaffiliated issuers ................................ $138,951,886 $931,118,468 $2,006,642,316
Value - Non-controlled affiliates (Note 3 d ) ..................... 1,306,790 5,677,294 13,432,528
Cash .................................................. — — 96,372
Foreign currency, at value (cost $263, $3 and $–, respectively) ....... 277 7 —
Receivables:
Capital shares sold ...................................... 137,152 293,988 1,246,359
Dividends ............................................. 418,354 3,394,347 1,154,888
European Union tax reclaims (Note 1 c ) ....................... — 1,072,564 —
Affiliates .............................................. 32,619 25,637 16,131
Total assets ........................................ 140,847,078 941,582,305 2,022,588,594
Liabilities:
Payables:
Capital shares redeemed ................................. 26,177 159,699 301,946
Custodian fees ......................................... 56,727 40,907 10,511
Professional fees ....................................... 65,612 51,461 55,059
Trustees' fees and expenses ............................... 11 45 61
Deferred tax ............................................. 1,405,542 — —
Accrued expenses and other liabilities ......................... 12,268 11,933 10,293
Total liabilities ....................................... 1,566,337 264,045 377,870
Net assets, at value ............................... $139,280,741 $941,318,260 $2,022,210,724
Net assets consist of:
Paid-in capital ........................................... $133,705,543 $761,188,434 $1,290,157,617
Total distributable earnings (losses) ........................... 5,575,198 180,129,826 732,053,107
Net assets, at value ............................... $139,280,741 $941,318,260 $2,022,210,724
Shares outstanding ....................................... 13,425,909 75,334,445 118,241,771
Net asset value per share
a
.................................. $10.37 $12.50 $17.10
a
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended July 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $497,754, $2,662,620 and $1,617, respectively)
Unaffiliated issuers ...................................... $4,240,329 $24,734,594 $24,633,890
Non-controlled affiliates (Not e 3d) ........................... 56,068 462,144 862,951
Other income
a
........................................... 4,024 864,038
b
63,917
Total investment income ................................. 4,300,421 26,060,776 25,560,758
Expenses:
Custodian fees ........................................... 61,714 39,747 11,882
Reports to shareholders fees ................................ 1,184 1,181 1,181
Registration and filing fees .................................. 21,855 27,324 29,027
Professional fees ......................................... 107,269 71,570 105,013
Trustees' fees and expenses ................................ 1,733 10,604 22,365
Pricing fees ............................................. 8,484 12,776 3,492
Interest expense ......................................... 1,106 634 —
European Union tax reclaims filing fees (Note 1c) ................. — 10,764 —
Insurance fees ........................................... 813 6,042 12,428
Other .................................................. 23,371 9,912 9,738
Total expenses ....................................... 227,529 190,554 195,126
Expenses waived/paid by affiliates (Not e 3d and 3e) ............ (227,529) (190,554) (195,126)
Net expenses ....................................... — — —
Net investment income .............................. 4,300,421 26,060,776 25,560,758
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $354,081, $– and $–, respectively)
Unaffiliated issuers .................................... 1,552,115 30,508,611 155,742,659
Foreign currency transactions .............................. (92,367) (386,451) —
Net realized gain (loss) ................................ 1,459,748 30,122,160 155,742,659
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 10,262,878 63,860,401 308,524,791
Translation of other assets and liabilities denominated in foreign currencies ........................................... 11,903 60,101 —
Change in deferred taxes on unrealized appreciation ............. (1,200,740) — —
Net change in unrealized appreciation (depreciation) .......... 9,074,041 63,920,502 308,524,791
Net realized and unrealized gain (loss) .......................... 10,533,789 94,042,662 464,267,450
Net increase (decrease) in net assets resulting from operations ........ $14,834,210 $120,103,438 $489,828,208
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e) .
b
Other income includes income from EU reclaims (See Note 1c) .

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,300,421 $4,372,569 $26,060,776 $29,986,194
Net realized gain (loss) ............ 1,459,748 (8,600,365) 30,122,160 (5,445,444)
Net change in unrealized appreciation
(depreciation) ................. 9,074,041 15,877,054 63,920,502 97,742,063
Net increase (decrease) in net
assets resulting from operations . 14,834,210 11,649,258 120,103,438 122,282,813
Distributions to shareholders ......... (5,285,388) (4,506,203) (34,081,313) (30,622,815)
Capital share transactions (Note 2 ) ..... 3,505,792 9,954,236 (88,868,776) 51,747,446
Net increase (decrease) in net
assets ..................... 13,054,614 17,097,291 (2,846,651) 143,407,444
Net assets:
Beginning of year .................. 126,226,127 109,128,836 944,164,911 800,757,467
End of year ...................... $139,280,741 $126,226,127 $941,318,260 $944,164,911

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Core Equity (IU) Fund
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $25,560,758 $29,578,197
Net realized gain (loss) ................................................. 155,742,659 (62,038,682)
Net change in unrealized appreciation (depreciation) ........................... 308,524,791 186,885,919
Net increase (decrease) in net assets resulting from operations ................ 489,828,208 154,425,434
Distributions to shareholders .............................................. (23,392,721) (91,270,972)
Capital share transactions (Note 2 ) .......................................... (246,253,393) (314,989,416)
Net increase (decrease) in net assets ................................... 220,182,094 (251,834,954)
Net assets:
Beginning of year ....................................................... 1,802,028,630 2,053,863,584
End of year ........................................................... $2,022,210,724 $1,802,028,630

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. Any fees associated
with these filings are reflected as European Union tax
reclaim filing fees in the Statements of Operations. When
uncertainty exists as to the ultimate resolution of these
proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the financial statements. For U.S. income tax
purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2024, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Year ended July 31, 2024
Shares sold ................................... 2,259,080 $21,095,354 11,312,870 $132,320,031
Shares issued in reinvestment of distributions .......... 566,286 5,285,388 3,037,845 34,081,313
Shares redeemed ............................... (2,317,479) (22,874,950) (22,329,864) (255,270,120)
Net increase (decrease) .......................... 507,887 $3,505,792 (7,979,149) $(88,868,776)
Year ended July 31, 2023
Shares sold ................................... 1,550,202 $13,989,446 15,474,480 $163,181,228
Shares issued in reinvestment of distributions .......... 502,987 4,506,203 2,946,671 30,622,815
Shares redeemed ............................... (957,954) (8,541,413) (13,775,976) (142,056,597)
Net increase (decrease) .......................... 1,095,235 $9,954,236 4,645,175 $51,747,446
1. Organization and Significant Accounting Policies
(continued)

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3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2024, investments in affiliated management investment companies were as follows:
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Year ended July 31, 2024
Shares sold ................................... 19,732,545 $276,163,670
Shares issued in reinvestment of distributions .......... 1,528,194 23,392,721
Shares redeemed ............................... (35,134,938) (545,809,784)
Net increase (decrease) .......................... (13,874,199) $(246,253,393)
Year ended July 31, 2023
Shares sold ................................... 6,260,327 $78,691,449
Shares issued in reinvestment of distributions .......... 7,452,212 91,270,972
Shares redeemed ............................... (38,143,023) (484,951,837)
Net increase (decrease) .......................... (24,430,484) $(314,989,416)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended July 31, 2024, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.002% $1,411,873 $41,731,937 $(41,837,020) $— $— $1,306,790 1,306,790 $56,068
Total Affiliated Securities ... $1,411,873 $41,731,937 $(41,837,020) $— $— $1,306,790 $56,068
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.002% $7,035,498 $179,952,808 $(181,311,012) $— $— $5,677,294 5,677,294 $462,144
Total Affiliated Securities ... $7,035,498 $179,952,808 $(181,311,012) $— $— $5,677,294 $462,144
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.002% $15,977,991 $214,464,083 $(217,009,546) $— $— $13,432,528 13,432,528 $862,951
Total Affiliated Securities ... $15,977,991 $214,464,083 $(217,009,546) $— $— $13,432,528 $862,951
3 . Transactions with Affiliates (continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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f. Other Affiliated Transactions
At July 31, 2024, the shares of the Funds were owned by the following entities:
a
Investment activities of significant shareholders could have a material impact on the Fund.
b
Comprised of affiliated shareholders whose individual ownership is less than 5% and would not have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2024, the capital loss carryforwards were as follows:
Shares
Percentage of
Outstanding Shares
~
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Growth Allocation Fund 3,742,199 27.9%
Franklin Moderate Allocation Fund 3,463,049 25.8%
Franklin Conservative Allocation Fund 1,214,989 9.0%
Superior Officer Council Balanced Fund 1,316,607 9.8%
Other affiliates
~
b
3,689,065 27.5%
Total
13,425,909 100.0%
Franklin International Core Equity (IU) Fund
Franklin Growth Allocation Fund 9,623,226 12.8%
Franklin Moderate Allocation Fund 8,888,744 11.8%
Superior Officer Council Balanced Fund 4,398,955 5.8%
Franklin Growth Allocation 529 Portfolio 4,333,503 5.8%
Franklin Aggressive Growth Allocation 529 Portfolio 4,031,965 5.4%
Other affiliates
~
b
44,058,052 58.4%
Total
75,334,445 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Moderate Allocation Fund 21,758,087 18.4%
Franklin Growth Allocation Fund 18,805,522 15.9%
Franklin Conservative Allocation Fund 7,624,441 6.4%
Franklin Growth Allocation 529 Portfolio 6,018,301 5.1%
Other affiliates
~
b
64,035,420 54.2%
Total
118,241,771 100.0%
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 9,350,287 $ 6,178,715
Long term ............................. 3,002,783 —
Total capital loss carryforwards ............ $12,353,070 $6,178,715
3 . Transactions with Affiliates (continued)

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Notes to Financial Statements

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Annual Report
During the year ended July 31, 2024, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2024 and 2023 , was as follows:
At July 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax and corporate actions.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Capital loss utilized carryforwards .... $500,273 $23,723,867 $85,670,073
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core Equity
(IU) Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $5,285,388 $4,506,203 $34,081,313 $30,622,815
Franklin U.S. Core Equity (IU) Fund
2024 2023
Distributions paid from:
Ordinary income ........................ $23,392,721 $30,279,451
Long term capital gain .................... — 60,991,521
$23,392,721 $91,270,972
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ....................... $122,974,927 $760,066,859 $1,352,538,296
Unrealized appreciation ..................... $32,821,552 $211,248,743 $680,245,834
Unrealized depreciation ..................... (15,537,803) (34,519,840) (12,709,286)
Net unrealized appreciation (depreciation) ....... $17,283,749 $176,728,903 $667,536,548
Distributable earnings:
Undistributed ordinary income ................ $2,361,946 $8,436,710 $1,368,376
Undistributed long term capital gains ........... — — 63,148,183
Total distributable earnings .................. $2,361,946 $8,436,710 $64,516,559
4. Income Taxes
(continued)

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Notes to Financial Statements

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2024, were as follows:
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by Franklin Emerging Market Core Equity (IU) Fund had little or no value at July 31, 2024.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Emerging Market Core Equity (IU) Fund and Franklin International Core Equity (IU) Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases .............................. $92,451,910 $521,191,278 $1,470,273,236
Sales .................................. $90,836,618 $617,079,294 $1,713,336,553

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Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 692,373 $ — $ 692,373
Air Freight & Logistics ................... — 250,239 — 250,239
Automobile Components ................. 148,376 782,591 — 930,967
Automobiles .......................... — 4,853,554 — 4,853,554
Banks ............................... 4,862,755 15,160,941 — 20,023,696
Beverages ........................... 810,915 1,741,100 — 2,552,015
Biotechnology ......................... — 444,089 — 444,089
Broadline Retail ....................... 2,710,084 2,153,055 — 4,863,139
Capital Markets ........................ — 1,159,552 — 1,159,552
Chemicals ........................... — 4,020,111 —
a
4,020,111
Communications Equipment .............. — 178,772 — 178,772
Construction & Engineering ............... — 178,205 — 178,205
Construction Materials .................. 104,567 322,537 — 427,104
Consumer Finance ..................... — 577,370 — 577,370
Consumer Staples Distribution & Retail ...... 1,389,763 376,373 — 1,766,136
Diversified Consumer Services ............ 245,490 — — 245,490
Diversified REITs ...................... 117,193 — — 117,193
Diversified Telecommunication Services ..... — 1,405,930 — 1,405,930
Electric Utilities ........................ 235,356 599,741 —
a
835,097
Electrical Equipment .................... — 4,547,580 — 4,547,580
Electronic Equipment, Instruments &
Components ........................ — 4,803,652 — 4,803,652
Energy Equipment & Services ............. — 207,892 — 207,892
Entertainment ......................... 402,712 1,506,850 — 1,909,562
Financial Services ...................... — 1,812,068 — 1,812,068
Food Products ........................ — 2,292,907 — 2,292,907
Gas Utilities .......................... — 162,859 — 162,859
Ground Transportation .................. — 127,657 — 127,657
6. Concentration of Risk
(continued)

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Notes to Financial Statements

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Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ — $ 238,220 $ — $ 238,220
Health Care Providers & Services .......... 137,172 685,947 — 823,119
Hotels, Restaurants & Leisure ............. 192,971 2,653,753 — 2,846,724
Household Durables .................... — 374,358 — 374,358
Household Products .................... 119,540 — — 119,540
Independent Power and Renewable Electricity
Producers .......................... — 1,037,987 — 1,037,987
Industrial Conglomerates ................ 1,198,417 136,431 — 1,334,848
Insurance ............................ 693,718 3,428,637 — 4,122,355
Interactive Media & Services .............. 418,340 5,857,348 — 6,275,688
IT Services ........................... — 3,973,410 — 3,973,410
Life Sciences Tools & Services ............ — 527,755 — 527,755
Machinery ............................ 334,048 755,141 — 1,089,189
Metals & Mining ....................... 1,598,758 3,656,728 —
a
5,255,486
Multi-Utilities .......................... — 924,691 — 924,691
Oil, Gas & Consumable Fuels ............. 2,841,109 2,575,026 — 5,416,135
Passenger Airlines ..................... — 555,383 — 555,383
Personal Care Products ................. — 1,266,326 — 1,266,326
Pharmaceuticals ....................... — 2,757,550 — 2,757,550
Real Estate Management & Development .... 1,580,519 138,177 — 1,718,696
Semiconductors & Semiconductor Equipment . — 17,886,907 — 17,886,907
Software ............................. — 142,614 — 142,614
Specialty Retail ........................ 253,493 2,379,208 — 2,632,701
Technology Hardware, Storage & Peripherals . — 8,147,103 — 8,147,103
Textiles, Apparel & Luxury Goods .......... 343,316 1,264,240 — 1,607,556
Transportation Infrastructure .............. 998,391 376,612 — 1,375,003
Wireless Telecommunication Services ....... 329,983 1,327,312 — 1,657,295
Preferred Stocks ......................... 3,460,038 — — 3,460,038
Short Term Investments ................... 1,306,790 — — 1,306,790
Total Investments in Securities ........... $26,833,814 $113,424,862
b
$— $140,258,676
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 16,413,761 — 16,413,761
Air Freight & Logistics ................... — 4,710,725 — 4,710,725
Automobile Components ................. — 4,631,623 — 4,631,623
Automobiles .......................... — 29,717,766 — 29,717,766
Banks ............................... — 91,902,998 — 91,902,998
Beverages ........................... — 12,200,170 — 12,200,170
Biotechnology ......................... — 6,923,777 — 6,923,777
Broadline Retail ....................... — 8,412,251 — 8,412,251
Building Products ...................... — 15,963,803 — 15,963,803
Capital Markets ........................ 1,246,616 36,116,793 — 37,363,409
Chemicals ........................... — 29,863,954 — 29,863,954
Commercial Services & Supplies ........... — 1,945,532 — 1,945,532
Communications Equipment .............. — 2,109,427 — 2,109,427
Construction & Engineering ............... — 6,341,912 — 6,341,912
Construction Materials .................. — 3,439,647 — 3,439,647
Consumer Staples Distribution & Retail ...... 1,130,866 15,018,603 — 16,149,469
Diversified Consumer Services ............ — 960,572 — 960,572
Diversified REITs ...................... — 2,574,119 — 2,574,119
Diversified Telecommunication Services ..... 3,976,313 10,810,866 — 14,787,179
7. Fair Value Measurements
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Notes to Financial Statements

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Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electric Utilities ........................ $ — $ 14,772,303 $ — $ 14,772,303
Electrical Equipment .................... — 17,948,992 — 17,948,992
Electronic Equipment, Instruments &
Components ........................ — 11,021,563 — 11,021,563
Entertainment ......................... — 6,835,939 — 6,835,939
Financial Services ...................... — 17,400,741 — 17,400,741
Food Products ........................ — 27,119,335 — 27,119,335
Gas Utilities .......................... — 3,678,626 — 3,678,626
Ground Transportation .................. — 930,922 — 930,922
Health Care Equipment & Supplies ......... — 18,968,878 — 18,968,878
Health Care Providers & Services .......... — 1,210,926 — 1,210,926
Health Care Technology ................. — 1,021,457 — 1,021,457
Hotels, Restaurants & Leisure ............. — 18,018,515 — 18,018,515
Household Durables .................... — 5,235,806 — 5,235,806
Independent Power and Renewable Electricity
Producers .......................... — 1,042,821 — 1,042,821
Industrial Conglomerates ................ — 19,529,806 — 19,529,806
Industrial REITs ....................... — 6,405,415 — 6,405,415
Insurance ............................ — 40,862,691 — 40,862,691
Interactive Media & Services .............. — 5,130,826 — 5,130,826
IT Services ........................... — 6,759,417 — 6,759,417
Leisure Products ....................... — 1,748,938 — 1,748,938
Machinery ............................ — 35,083,455 — 35,083,455
Marine Transportation ................... — 4,350,957 — 4,350,957
Media ............................... — 5,122,422 — 5,122,422
Metals & Mining ....................... — 29,278,132 — 29,278,132
Multi-Utilities .......................... — 5,488,041 — 5,488,041
Oil, Gas & Consumable Fuels ............. — 42,131,507 — 42,131,507
Paper & Forest Products ................. — 2,084,390 — 2,084,390
Passenger Airlines ..................... — 524,701 — 524,701
Personal Care Products ................. — 17,145,161 — 17,145,161
Pharmaceuticals ....................... — 91,485,790 — 91,485,790
Professional Services ................... — 14,645,245 — 14,645,245
Real Estate Management & Development .... — 4,594,493 — 4,594,493
Retail REITs .......................... — 2,524,997 — 2,524,997
Semiconductors & Semiconductor Equipment . — 37,010,777 — 37,010,777
Software ............................. 5,659,432 21,871,034 — 27,530,466
Specialty Retail ........................ — 10,320,180 — 10,320,180
Technology Hardware, Storage & Peripherals . — 3,440,024 — 3,440,024
Textiles, Apparel & Luxury Goods .......... — 30,523,817 — 30,523,817
Tobacco ............................. — 5,623,152 — 5,623,152
Trading Companies & Distributors .......... 2,647,417 17,356,407 — 20,003,824
Transportation Infrastructure .............. — 2,683,150 — 2,683,150
Wireless Telecommunication Services ....... — 1,412,954 — 1,412,954
Preferred Stocks ......................... — 6,054,822 — 6,054,822
Short Term Investments ................... 5,677,294 — — 5,677,294
Total Investments in Securities ........... $20,337,938 $916,457,824
c
$— $936,795,762
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 2,006,642,316 — — 2,006,642,316
Short Term Investments ................... 13,432,528 — — 13,432,528
Total Investments in Securities ........... $2,020,074,844 $— $— $2,020,074,844
7. Fair Value Measurements
(continued)

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Notes to Financial Statements

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $113,424,862, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $916,402,296, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
7. Fair Value Measurements
(continued)

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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Emerging Market Core Equity (IU)
Fund, Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity (IU) Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity (IU) Fund
(three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of July 31,
2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended July 31, 2024 and the period August 19, 2019 (effective date) to July 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the four years in the period ended July 31, 2024 and the period August 19, 2019 (effective date) to July 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2024:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2024 :
Pursuant to:
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — — $898,796
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $17,192 $120,734 $21,681,667
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,120,085 $24,717,686 $21,968,764
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — — $904,295
Section 163(j) Interest Dividends Earned §163(j) $55,813 $456,981 $862,951
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Foreign Taxes Paid $555,306 $2,257,922 —
Foreign Source Income
Earned $4,810,143 $26,418,764 —

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FRANKLIN FUND ALLOCATOR SERIES
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
(each a Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds
were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Emerging Market Core Equity (IU) Fund and Franklin International Core Equity (IU) Fund - The Performance Universe
for the Franklin Emerging Market Core Equity (IU) Fund included the Fund and all retail and institutional emerging markets funds. The Performance Universe for the Franklin International Core Equity (IU) Fund included the Fund and all retail and institutional international large-cap core funds. The Funds commenced operations on September 30, 2019, and thus have been in operation for less than five years. The Board noted that each Fund’s annualized total return for the one- and three-
year periods was above the median of its respective Performance Universe and, for the Franklin International Core Equity (IU)
Fund, in the first (best) quintile. The Board concluded that each Fund’s performance was satisfactory.

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Franklin U.S. Core Equity (IU) Fund - The Performance Universe for the Fund included the Fund and all retail and institutional large-cap core funds. The Fund commenced operations on September 30, 2019, and thus has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board further noted that, although below the median, the Fund’s annualized total return for the one-year period was 22.30%. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board noted that, pursuant to each Management Agreement, the Manager provides general investment management and administrative services to each Fund for a zero management fee. The Board also noted that the Manager assumes all expenses incurred by each Fund (including acquired fund fees and expenses), excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations, incurred by each Fund. The Board further noted that comparative fee data for the Funds customarily prepared by Broadridge was not provided because the Funds have a zero management fee. After consideration of the above, the Board concluded that the management fee for each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.

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Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

FAS6-AFSOI 09/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	September 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 27, 2024